LONG-TERM INVESTMENT (Details) - USD ($)								12 Months Ended
	Mar. 15, 2022	Feb. 15, 2022	Dec. 27, 2021	Sep. 30, 2021	Aug. 04, 2021	Apr. 08, 2021	Apr. 04, 2021	Sep. 30, 2021
Debt and Equity Securities, FV-NI [Line Items]
Payments to acquire equity securities								$ 25,000,000
Second amendment to the subscription agreement | Subsequent Event
Debt and Equity Securities, FV-NI [Line Items]
Payments to acquire equity securities			$ 25,000,000
Payment that shall be completed within threshold period	$ 5,000,000	$ 5,000,000
CG Malta Holding Limited
Debt and Equity Securities, FV-NI [Line Items]
Investment at cost				$ 25,000,000				$ 25,000,000
CG Malta Holding Limited | Subsequent Event
Debt and Equity Securities, FV-NI [Line Items]
Payment that shall be completed within threshold period	$ 5,000,000	$ 5,000,000
CG Malta Holding Limited | Subscription Agreement
Debt and Equity Securities, FV-NI [Line Items]
Ownership percentage						12.00%
Payments to acquire equity securities						$ 35,000,000	$ 15,000,000
Additional interest agreed to acquire						13
Subscription agreement term						4 months
CG Malta Holding Limited | First amendment to the subscription agreement
Debt and Equity Securities, FV-NI [Line Items]
Ownership percentage					15.73%
Payments to acquire equity securities				$ 10,000,000	$ 35,000,000
CG Malta Holding Limited | Second amendment to the subscription agreement
Debt and Equity Securities, FV-NI [Line Items]
Payments to acquire equity securities			$ 25,000,000